CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income (loss)	$ 98,976	$ (371,108)	$ (504,848)	$ (434,769)
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation	5,744	7,409	36,990	20,381
Amortization				379
Stock based compensation expenses		15,114	141,686	59,314
Amortization of debt discount	75,437	112,522	504,195	340,816
Fair value adjustment on derivative liability	(27,898)		(188,176)	(669,329)
Other changes in operating assets and liabilities:
Trade accounts receivable	(432,920)	(4,834)	(230,219)	(19,302)
Other receivables and prepayment	(2,029,504)	4,040	(965,660)	(159)
Advances to suppliers	913	3,385	2,522	(3,371)
Inventory	1,165,444		(65,427)	(348)
Accounts payable	(1,540,327)	(76,594)	(184,386)	35,211
Accrued interest	20,879	(14,888)	12,357	122,266
Other taxes payable	(319)	(740)	119,991	1,787
Other payables and accrued expenses	38,429	576,255	1,703,601	62,301
Deferred revenue	(161)	(35,785)	(81,436)	(204,959)
Net cash provided by (used for) operating activities	(2,625,307)	214,776	301,190	(689,782)
Cash flows provided by (used for) investing activities:
Proceeds from disposal of property, plant and equipment	2,365
Purchase of property, plant and equipment, net of value added tax refunds received		(1,158)	(13,192)	(44,328)
Net cash provided by (used for) investing activities	2,365	(1,158)	(13,192)	(44,328)
Financing activities:
Proceeds from notes payable			37,500	213,000
Proceeds from new bank loans obtained	2,272,026
Net cash provided by (used for) financing activities	2,272,026		37,500	213,000
Effect of exchange rate changes on cash	7,056	(3,677)	7,469	4,641
Net Change in Cash and Cash Equivalents	(343,860)	209,941	332,967	(516,469)
Cash and Cash Equivalents at Beginning of Year	431,707	98,739	98,739	615,208
Cash and Cash Equivalents at End of Year	87,847	308,680	431,707	98,739
Supplemental disclosure of cash flow information:
Interest	31,636
Income taxes